Supplement to the
Spartan® Emerging Markets Index Fund and
Spartan Global ex U.S. Index Fund
Investor Class and Fidelity Advantage® Class
December 29, 2012
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 21.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
EMX-GUX-13-01  May 31, 2013
1.933379.104

Supplement to the
Spartan® Emerging Markets Index Fund and
Spartan Global ex U.S. Index Fund
Institutional Class and Fidelity Advantage® Institutional Class
December 29, 2012
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" beginning on page 19.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
EMX-I-GUX-I-13-01  May 31, 2013
1.933380.104

Supplement to the
Spartan® Index Funds Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund
Institutional Class and Fidelity Advantage® Institutional Class
June 29, 2012
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" beginning on page 18.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
MCX-I-SCX-I-13-01  May 31, 2013
1.933391.103

Supplement to the
Spartan® Index Funds Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund
Investor Class and Fidelity Advantage® Class
June 29, 2012
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 20.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
MCX-SCX-13-01  May 31, 2013
1.933392.103

Supplement to the
Fidelity® Tax-Free Bond Fund
April 1, 2013
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 16.

  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.
SFB-13-01  May 31, 2013
1.759463.115

Supplement to the
Spartan® Real Estate
Index Fund
Investor Class and
Fidelity Advantage®
Class
September 29, 2012
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 16.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
URX-13-01  May 31, 2013
1.933389.103

Supplement to the
Spartan® Real Estate Index Fund
Institutional Class
September 29, 2012
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 14.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
URX-I-13-01  May 31, 2013
1.933390.103

Supplement to the
Fidelity® Strategic Real Return Fund
November 29, 2012
Prospectus

The fund may invest in Fidelity® Commodity Strategy Central Fund (commodity central fund), which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Until December 31, 2012, Fidelity Management & Research Company (FMR) had contractually agreed to waive the fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the fund's proportionate ownership of the commodity central fund. This arrangement was terminated effective December 31, 2012, when Geode Capital Management, LLC, a registered commodity pool operator, was appointed as the manager of the commodity central fund and its subsidiary. Effective December 31, 2012, Geode has contractually agreed to waive the management fee it receives with respect to the commodity central fund in an amount equal to the management fee paid to Geode by the subsidiary. This reimbursement arrangement is unrelated to the expenses of the fund to which this prospectus relates.

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.57%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.18%
Total annual operating expenses	0.75%

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 21.

  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.
RRS-13-02  May 31, 2013
1.820982.117

Supplement to the
Fidelity Advisor® Strategic Real Return Fund
Class A, Class T, Class B, and Class C
November 29, 2012
Prospectus

The fund may invest in Fidelity® Commodity Strategy Central Fund (commodity central fund), which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Until December 31, 2012, Fidelity Management & Research Company (FMR) had contractually agreed to waive the fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the fund's proportionate ownership of the commodity central fund. This arrangement was terminated effective December 31, 2012, when Geode Capital Management, LLC, a registered commodity pool operator, was appointed as the manager of the commodity central fund and its subsidiary. Effective December 31, 2012, Geode has contractually agreed to waive the management fee it receives with respect to the commodity central fund in an amount equal to the management fee paid to Geode by the subsidiary. This reimbursement arrangement is unrelated to the expenses of the fund to which this prospectus relates.

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 4.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class B

Class C

Management fee	0.57%	0.57%	0.57%	0.57%
Distribution and/or Service (12b-1) fees	0.25%	0.25%	0.90%	1.00%
Other expenses	0.22%	0.23%	0.30%	0.24%
Total annual operating expenses	1.04%	1.05%	1.77%	1.81%
ARRS-13-02  May 31, 2013
1.820981.122

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 23.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments; and
  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.

Supplement to the
Fidelity Advisor® Strategic Real Return Fund
Institutional Class
November 29, 2012
Prospectus

The fund may invest in Fidelity® Commodity Strategy Central Fund (commodity central fund), which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Until December 31, 2012, Fidelity Management & Research Company (FMR) had contractually agreed to waive the fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the fund's proportionate ownership of the commodity central fund. This arrangement was terminated effective December 31, 2012, when Geode Capital Management, LLC, a registered commodity pool operator, was appointed as the manager of the commodity central fund and its subsidiary. Effective December 31, 2012, Geode has contractually agreed to waive the management fee it receives with respect to the commodity central fund in an amount equal to the management fee paid to Geode by the subsidiary. This reimbursement arrangement is unrelated to the expenses of the fund to which this prospectus relates.

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.57%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.24%
Total annual operating expenses	0.81%
ARRSI-13-02  May 31, 2013
1.820980.119

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 22.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments; and
  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.